Schedule of Contract Liabilities Arising from Contract with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Accounting Policies [Abstract]
Deferred revenue-current	$ 551,040		$ 1,357,236
Deferred revenue-non-current	3,283		3,430
Total	554,323		$ 1,360,666
Revenue recognized from deferred revenue balance	$ 1,357,236	$ 6,420,621